Deferred Tax Assets and Liabilities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Assets:
Net operating loss carryforwards	$ 573	¥ 47,623	¥ 53,841
Allowance for doubtful receivables on direct financing leases and probable loan losses	841	69,917	77,866
Investment in securities	9	726	13,138
Other operating assets	32	2,638	2,339
Accrued expenses	143	11,865	11,815
Other	371	30,981	34,937
Deferred Tax Assets, Gross, Total	1,969	163,750	193,936
Less: valuation allowance	(322)	(26,794)	(42,846)
Deferred Tax Assets, Net, Total	1,647	136,956	151,090
Liabilities:
Investment in direct financing leases	198	16,462	27,109
Investment in operating leases	782	64,992	69,610
Deferred insurance policy acquisition costs	351	29,233	24,407
Policy liabilities	254	21,123	17,910
Undistributed earnings	350	29,111	25,799
Prepaid benefit cost	144	11,992	13,392
Other	403	33,498	50,285
Deferred Tax Liabilities, Total	2,482	206,411	228,512
Net deferred tax liability	$ 835	¥ 69,455	¥ 77,422